CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Net income	[1]	¥ 227,336	¥ 331,945
Other comprehensive income (loss), net of tax		(56,583)	(19,030)
Total comprehensive income		170,753	312,915
Less: Total comprehensive income attributable to noncontrolling interests		14,023	46,482
Total comprehensive income attributable to MHFG shareholders		¥ 156,730	¥ 266,433

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income, net of tax into net income are presented in Note 8 “Accumulated other comprehensive income, net of tax”.